CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 97,336	$ 30,221
Restricted cash	54,417	16,007
Term deposits	14,621
Accounts receivable, net of allowance for doubtful accounts of $4,330 and $8,055 as of March 31, 2014 and 2015, respectively	59,650	37,619
Inventories	2,661	1,693
Deferred tax assets-current	5,949	3,991
Prepaid expenses and other current assets	44,031	20,012
Amounts due from a related party		1,287
Total current assets	278,665	110,830
Restricted cash-non-current		2,153
Property and equipment, net	105,022	63,644
Acquired intangible assets, net	30,634	17,530
Goodwill	72,101	41,412
Cost method investment	129	129
Equity method investment	0	6,220
Deferred tax assets-non-current	2,212	2,007
Rental deposit and other non-current assets	10,238	6,301
TOTAL ASSETS	499,001	250,226
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $14,599 and $19,530 of March 31, 2014 and 2015, respectively)	23,526	16,965
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $17,126 and $30,631 of March 31, 2014 and 2015, respectively)	36,790	24,275
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc.of $5,299 and $6,254 of March 31, 2014 and 2015, respectively)	7,539	6,382
Amounts due to a related party (including amounts due to a related party of the consolidated VIEs and VIEs' subsidiaries without recourse to iKangHealthcare Group, Inc. of $8,049 and nil of March 31, 2014 and2015, respectively)		8,049
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc.of $22,234 and $31,786 of March 31, 2014 and 2015, respectively)	38,457	29,523
Deferred government subsidy-current (including deferred government subsidy - current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $47 and $63 of March 31, 2014 and 2015, respectively)	63	47
Short term borrowings (including short term borrowings of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $17,717 and $56,772 of March 31, 2014 and 2015, respectively)	56,772	18,201
Total current liabilities	163,147	103,442
Deferred government subsidy - non-current (including deferred government subsidy-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc of $63 and nil of March 31, 2014 and 2015, respectively)		63
Long term borrowings (including long term borrowings consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $1,865 and nil of March 31, 2014 and 2015, respectively)		1,865
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to iKang Healthcare Group, Inc. of $2,929 and $6,670 of March 31, 2014 and 2015, respectively)	7,506	3,478
TOTAL LIABILITIES	$ 170,653	$ 108,848
Commitments and contingencies (Note 22)
iKang Guobin Healthcare Group, Inc. shareholders' equity
Additional paid-in capital	$ 419,862	$ 1,342
Statutory reserve	8,399	5,005
Accumulated deficit	(113,410)	(137,129)
Accumulated other comprehensive income	3,936	3,764
Total iKang Healthcare Group, Inc. shareholders' (deficit)/equity	319,130	(126,957)
Non-controlling interests	9,218	3,818
TOTAL (DEFICIT)/ EQUITY	328,348	(123,139)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	499,001	250,226
Series A convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		6,496
Series B convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		6,512
Series C1 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		5,700
Series C2 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		1,709
Series C3 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		4,157
Series D1 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		29,750
Series D2 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		11,300
Series E convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		54,098
Series F convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares		144,795
Class A common shares
iKang Guobin Healthcare Group, Inc. shareholders' equity
Common shares	335	45
Class B common shares
iKang Guobin Healthcare Group, Inc. shareholders' equity
Common shares		$ 16
Class C common shares
iKang Guobin Healthcare Group, Inc. shareholders' equity
Common shares	$ 8